UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Equity Income Fund
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Financial	27.37%
Consumer, Non-cyclical	18.61
Energy	10.46
Industrial	9.02
Communications	8.92
Utilities	6.29
Technology	5.89
Consumer, Cyclical	5.86
Basic Materials	4.89
Short Term Investments	2.69
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 996.70	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.34
Investor Class
Actual	$1,000.00	$ 994.40	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.09
Class L
Actual	$1,000.00	$ 993.00	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.33
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class, 0.82% for the Investor Class and 1.07% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Consumer, Cyclical — 0.47%
$ 3,950,000	Mattel Inc(a)(b) 6.75%, 12/31/2025	$ 3,846,313
Financial — 0.20%
1,518,000	AXA SA(a) 7.25%, 05/15/2021	1,586,533
TOTAL CORPORATE BONDS AND NOTES — 0.67% (Cost $5,421,223)		$ 5,432,846
Shares
COMMON STOCK
Basic Materials — 4.97%
18,156	Akzo Nobel NV	1,548,568
208,000	CF Industries Holdings Inc	9,235,200
257,475	DowDuPont Inc	16,972,752
144,283	International Paper Co	7,514,259
85,500	Nucor Corp	5,343,750
		40,614,529
Communications — 9.07%
38,367	AT&T Inc	1,231,964
119,871	CenturyLink Inc	2,234,395
313,000	Cisco Systems Inc	13,468,390
238,720	Comcast Corp Class A	7,832,403
422,500	News Corp Class A	6,548,750
492,855	Telefonica SA	4,183,081
391,200	Twenty-First Century Fox Inc Class B	19,274,424
321,592	Verizon Communications Inc	16,179,294
196,995	Vodafone Group PLC	477,127
25,900	Walt Disney Co	2,714,579
		74,144,407
Consumer, Cyclical — 5.49%
74,178	Adient PLC	3,648,816
62,900	Alaska Air Group Inc	3,798,531
66,500	Delta Air Lines Inc	3,294,410
67,700	Kohl's Corp	4,935,330
106,700	L Brands Inc	3,935,096
112,147	Las Vegas Sands Corp	8,563,545
284,800	Mattel Inc(b)	4,676,416
15,900	PACCAR Inc	985,164
56,200	Southwest Airlines Co	2,859,456
95,300	Walmart Inc	8,162,445
		44,859,209
Consumer, Non-Cyclical — 18.15%
61,187	Anthem Inc	14,564,342
119,000	Archer-Daniels-Midland Co	5,453,770
19,700	Becton Dickinson & Co	4,719,332
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
111,500	Bristol-Myers Squibb Co	$ 6,170,410
136,444	Coty Inc Class A	1,923,860
105,738	CVS Health Corp	6,804,240
135,700	Gilead Sciences Inc	9,612,988
269,324	GlaxoSmithKline PLC	5,429,110
86,400	GlaxoSmithKline PLC ADR	3,482,784
116,600	Johnson & Johnson	14,148,244
51,600	Kellogg Co	3,605,292
101,100	Kimberly-Clark Corp	10,649,874
133,325	Medtronic PLC	11,413,953
140,200	Merck & Co Inc	8,510,140
150,156	Nielsen Holdings PLC	4,644,325
63,000	PepsiCo Inc	6,858,810
316,388	Pfizer Inc	11,478,557
101,100	Philip Morris International Inc	8,162,814
154,500	Tyson Foods Inc Class A	10,637,325
		148,270,170
Energy — 10.64%
167,241	Apache Corp(b)	7,818,517
75,444	Chevron Corp	9,538,385
18,820	EQT Corp	1,038,488
263,296	Exxon Mobil Corp	21,782,478
173,400	Hess Corp	11,598,726
111,300	Occidental Petroleum Corp	9,313,584
285,534	Total SA	17,339,291
196,900	TransCanada Corp	8,506,080
		86,935,549
Financial — 27.64%
205,239	American International Group Inc	10,881,772
11,900	Ameriprise Financial Inc	1,664,572
49,137	Bank of America Corp	1,385,172
120,500	Bank of New York Mellon Corp	6,498,565
122,461	Brighthouse Financial Inc(c)	4,907,012
90,090	Chubb Ltd	11,443,232
141,900	Citigroup Inc	9,495,948
103,700	Equity Residential REIT	6,604,653
333,000	Fifth Third Bancorp	9,557,100
207,200	Franklin Resources Inc	6,640,760
281,905	JPMorgan Chase & Co	29,374,501
365,103	KeyCorp	7,134,113
179,020	Loews Corp	8,643,085
51,400	Marsh & McLennan Cos Inc	4,213,258
275,800	MetLife Inc	12,024,880
305,500	Morgan Stanley	14,480,700
26,300	Northern Trust Corp	2,706,007
58,300	PNC Financial Services Group Inc	7,876,330
160,796	Rayonier Inc REIT	6,221,197
50,436	SL Green Realty Corp REIT	5,070,331
121,600	State Street Corp	11,319,744
257,000	US Bancorp	12,855,140
462,600	Wells Fargo & Co	25,646,544
147,613	Weyerhaeuser Co REIT	5,381,970

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
25,121	Willis Towers Watson PLC	$ 3,808,344
		225,834,930
Industrial — 9.18%
42,100	Boeing Co	14,124,971
91,700	Emerson Electric Co	6,340,138
32,856	Flowserve Corp	1,327,382
242,300	General Electric Co	3,297,703
90,100	Harris Corp	13,023,054
3,300	Illinois Tool Works Inc	457,182
368,980	Johnson Controls International PLC	12,342,381
62,900	nVent Electric PLC(c)	1,578,790
64,700	Pentair PLC	2,722,576
37,803	Stericycle Inc(c)	2,468,158
18,300	TE Connectivity Ltd	1,648,098
94,595	United Parcel Service Inc Class B	10,048,827
43,300	Vulcan Materials Co	5,588,298
		74,967,558
Technology — 5.98%
12,700	Analog Devices Inc	1,218,184
110,700	Applied Materials Inc	5,113,233
37,700	CA Inc	1,344,005
98,200	Hewlett Packard Enterprise Co	1,434,702
183,900	Microsoft Corp	18,134,379
249,800	QUALCOMM Inc	14,018,776
54,200	Texas Instruments Inc	5,975,550
21,400	Western Digital Corp	1,656,574
		48,895,403
Utilities — 5.01%
95,985	Edison International	6,072,971
67,500	Evergy Inc	3,790,125
383,441	NiSource Inc	10,076,830
108,783	PG&E Corp	4,629,805
15,712	Sempra Energy	1,824,320
314,353	Southern Co	14,557,687
		40,951,738
TOTAL COMMON STOCK — 96.13% (Cost $652,834,409)		$785,473,493
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.77%
102,119	Becton Dickinson & Co, 6.13%	6,307,635
Utilities — 1.38%
26,535	DTE Energy Co, 6.50%	1,362,609
107,195	NextEra Energy Inc, 6.12%	6,103,812
Shares		Fair Value
Utilities — (continued)
36,799	Sempra Energy, 6.00%	$ 3,831,880
		11,298,301
TOTAL CONVERTIBLE PREFERRED STOCK — 2.15% (Cost $15,366,506)		$ 17,605,936
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.91%
$15,600,000	Federal Home Loan Mortgage Corp 1.80%, 07/02/2018	15,598,466
Repurchase Agreements — 0.82%
336,497	Undivided interest of 1.18% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $336,497 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(d)	336,497
1,599,964	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $1,599,964 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(d)	1,599,964
1,599,964	Undivided interest of 1.85% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $1,599,964 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(d)	1,599,964

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,599,964	Undivided interest of 4.65% in a repurchase agreement (principal amount/value $34,468,235 with a maturity value of $34,474,324) with Citigroup Global Markets Inc, 2.12%, dated 6/29/18 to be repurchased at $1,599,964 on 7/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/5/18 - 8/20/67, with a value of $35,157,600.(d)	$ 1,599,964
1,599,964	Undivided interest of 9.21% in a repurchase agreement (principal amount/value $17,412,665 with a maturity value of $17,415,741) with Mizuho Securities (USA) LLC, 2.12%, dated 6/29/18 to be repurchased at $1,599,964 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 3/1/27 - 5/1/48, with a value of $17,760,918.(d)	1,599,964
		6,736,353
SHORT TERM INVESTMENTS — 2.73% (Cost $22,334,819)		$ 22,334,819
TOTAL INVESTMENTS — 101.68% (Cost $695,956,957)		$830,847,094
OTHER ASSETS & LIABILITIES, NET — (1.68)%		$ (13,738,165)
TOTAL NET ASSETS — 100.00%		$817,108,929
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $5,421,223 and $5,432,846, respectively, representing 0.67% of net assets.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West T. Rowe Price Equity Income Fund
ASSETS:
Investments in securities, fair value (including $6,575,438 of securities on loan)(a)	$824,110,741
Repurchase agreements, fair value(b)	6,736,353
Cash	925,122
Cash denominated in foreign currencies, fair value(c)	175,727
Dividends and interest receivable	1,534,851
Subscriptions receivable	703,090
Receivable for investments sold	18,218,984
Total Assets	852,404,868
LIABILITIES:
Payable for director fees	2,058
Payable for distribution fees	870
Payable for other accrued fees	61,826
Payable for shareholder services fees	75,563
Payable to investment adviser	304,830
Payable upon return of securities loaned	6,736,353
Redemptions payable	28,114,439
Total Liabilities	35,295,939
NET ASSETS	$817,108,929
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,540,207
Paid-in capital in excess of par	615,755,119
Net unrealized appreciation	134,891,425
Undistributed net investment income	856,999
Accumulated net realized gain	58,065,179
NET ASSETS	$817,108,929
NET ASSETS BY CLASS
Investor Class	$265,862,956
Class L	$4,543,772
Institutional Class	$546,702,201
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	5,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	12,687,931
Class L	450,665
Institutional Class	62,263,469
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$20.95
Class L	$10.08
Institutional Class	$8.78
(a) Cost of investments	$689,220,604
(b) Cost of repurchase agreements	$6,736,353
(c) Cost of cash denominated in foreign currencies	$174,439
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West T. Rowe Price Equity Income Fund
INVESTMENT INCOME:
Interest	$227,616
Income from securities lending	46,875
Dividends	11,770,961
Foreign withholding tax	(116,102)
Total Income	11,929,350
EXPENSES:
Management fees	1,958,496
Shareholder services fees – Investor Class	458,329
Shareholder services fees – Class L	8,040
Audit and tax fees	21,112
Custodian fees	23,346
Director's fees	8,364
Distribution fees – Class L	5,700
Legal fees	974
Pricing fees	509
Registration fees	20,091
Shareholder report fees	6,366
Transfer agent fees	4,836
Other fees	2,136
Total Expenses	2,518,299
Less amount waived by investment adviser	89,252
Less amount waived by distributor - Class L	20
Net Expenses	2,429,027
NET INVESTMENT INCOME	9,500,323
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	48,165,394
Net change in unrealized depreciation on investments and foreign currency translations	(59,359,171)
Net Realized and Unrealized Loss	(11,193,777)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,693,454)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West T. Rowe Price Equity Income Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$9,500,323	$19,183,129
Net realized gain	48,165,394	75,052,867
Net change in unrealized appreciation (depreciation)	(59,359,171)	38,729,472
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,693,454)	132,965,468
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(777,417)	(2,370,659)
Class L	(40,221)	(116,889)
Institutional Class	(7,825,686)	(22,599,123)
From net investment income	(8,643,324)	(25,086,671)
From net realized gains
Investor Class	-	(11,992,614)
Class L	-	(415,490)
Institutional Class	-	(57,758,948)
From net realized gains	0	(70,167,052)
Total Distributions	(8,643,324)	(95,253,723)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	44,156,187	63,190,686
Class L	574,647	1,946,968
Institutional Class	52,072,335	104,318,352
Shares issued in reinvestment of distributions
Investor Class	777,417	14,363,273
Class L	40,221	532,379
Institutional Class	7,825,686	80,358,071
Shares redeemed
Investor Class	(55,348,801)	(119,805,081)
Class L	(932,113)	(1,466,076)
Institutional Class	(110,352,199)	(118,175,450)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(61,186,620)	25,263,122
Total Increase (Decrease) in Net Assets	(71,523,398)	62,974,867
NET ASSETS:
Beginning of Period	888,632,327	825,657,460
End of Period(a)	$817,108,929	$888,632,327
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West T. Rowe Price Equity Income Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,091,559	3,121,059
Class L	55,812	188,956
Institutional Class	5,826,691	11,345,579
Shares issued in reinvestment of distributions
Investor Class	36,757	687,034
Class L	3,951	51,875
Institutional Class	883,261	8,935,849
Shares redeemed
Investor Class	(2,597,693)	(5,913,204)
Class L	(91,559)	(141,366)
Institutional Class	(12,260,436)	(12,626,909)
Net Increase (Decrease)	(6,051,657)	5,648,873
(a) Including undistributed net investment income:	$856,999	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$21.13	0.21	(0.33)	(0.12)	(0.06)	-	(0.06)	$20.95	(0.56%) (d)
12/31/2017	$19.16	0.40	2.69	3.09	(0.18)	(0.94)	(1.12)	$21.13	16.22%
12/31/2016	$16.80	0.37	2.76	3.13	(0.12)	(0.65)	(0.77)	$19.16	18.75%
12/31/2015	$19.25	0.35	(1.65)	(1.30)	(0.24)	(0.91)	(1.15)	$16.80	(6.89%)
12/31/2014	$19.79	0.33	1.15	1.48	(0.39)	(1.63)	(2.02)	$19.25	7.39%
12/31/2013	$16.33	0.31	4.55	4.86	(0.39)	(1.01)	(1.40)	$19.79	30.00%
Class L
06/29/2018(Unaudited)	$10.24	0.09	(0.16)	(0.07)	(0.09)	-	(0.09)	$10.08	(0.70%) (d)
12/31/2017	$ 9.89	0.18	1.38	1.56	(0.27)	(0.94)	(1.21)	$10.24	15.93%
12/31/2016	$ 9.12	0.17	1.47	1.64	(0.22)	(0.65)	(0.87)	$ 9.89	18.26%
12/31/2015	$10.94	0.17	(0.94)	(0.77)	(0.21)	(0.84)	(1.05)	$ 9.12	(7.21%)
12/31/2014	$12.07	0.15	0.71	0.86	(0.36)	(1.63)	(1.99)	$10.94	7.02%
12/31/2013	$10.53	0.16	2.90	3.06	(0.51)	(1.01)	(1.52)	$12.07	29.49%
Institutional Class
06/29/2018(Unaudited)	$ 8.93	0.11	(0.14)	(0.03)	(0.12)	-	(0.12)	$ 8.78	(0.33%) (d)
12/31/2017	$ 8.80	0.22	1.21	1.43	(0.36)	(0.94)	(1.30)	$ 8.93	16.56%
12/31/2016	$ 8.20	0.21	1.33	1.54	(0.29)	(0.65)	(0.94)	$ 8.80	19.16%
12/31/2015 (e)	$10.00	0.16	(0.87)	(0.71)	(0.26)	(0.83)	(1.09)	$ 8.20	(7.26%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$265,863	0.85% (g)	0.82% (g)	2.04% (g)	13% (d)
12/31/2017	$277,957	0.85%	0.83%	1.97%	25%
12/31/2016	$292,467	0.85%	0.84%	2.12%	26%
12/31/2015	$310,100	0.83%	0.83%	1.86%	41%
12/31/2014	$893,458	0.83%	0.83%	1.65%	12%
12/31/2013	$932,858	0.82%	0.82%	1.64%	18%
Class L
06/29/2018 (Unaudited)	$ 4,544	1.52% (g)	1.07% (g)	1.78% (g)	13% (d)
12/31/2017	$ 4,939	1.50%	1.11%	1.70%	25%
12/31/2016	$ 3,789	1.79%	1.20%	1.76%	26%
12/31/2015	$ 2,146	1.79%	1.20%	1.65%	41%
12/31/2014	$ 1,883	2.69%	1.20%	1.25%	12%
12/31/2013	$ 4,767	3.40%	1.20%	1.24%	18%
Institutional Class
06/29/2018 (Unaudited)	$546,702	0.49% (g)	0.47% (g)	2.40% (g)	13% (d)
12/31/2017	$605,736	0.49%	0.47%	2.34%	25%
12/31/2016	$529,402	0.49%	0.49%	2.48%	26%
12/31/2015 (e)	$484,008	0.47% (g)	0.47% (g)	2.56% (g)	41%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein.The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 29, 2018

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 29, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 5,432,846	$ —	$ 5,432,846
Common Stock	756,496,316	28,977,177	—	785,473,493
Convertible Preferred Stock	—	17,605,936	—	17,605,936
Short Term Investments	—	22,334,819	—	22,334,819
Total Assets	$ 756,496,316	$ 74,350,778	$ 0	$ 830,847,094
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 29, 2018

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$699,067,776
Gross unrealized appreciation on investments	168,990,230
Gross unrealized depreciation on investments	(37,210,912)
Net unrealized appreciation on investments	$131,779,318
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.47% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.47% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$89,252	$121,060	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 29, 2018

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $107,960,702 and $163,719,618, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $6,575,438 and received collateral as reported on the Statement of Assets and Liabilities of $6,736,353 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 29, 2018. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	607,700
Common Stocks	6,128,653
Total secured borrowings	$6,736,353
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Semi-Annual Report - June 29, 2018

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $14,059,000.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West T. Rowe Price Equity Income Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund was in the second, second, third and third quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that, although the Fund underperformed its benchmark in the five and ten-year periods ended December 31, 2017, it outperformed its benchmark for the one- and three-year period ended December 31, 2017. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the

“Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was the lowest of its respective peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio for each Class was the lowest of its respective peer group of funds and was lower than the average and median total annual operating expense ratio of the peer universe of funds and that the Fund’s total annual operating expense ratio for each Class was in the first quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that, where the fee charged to GWCM varied from the Sub-Adviser’s fee schedule for other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018